TRADE AND OTHER PAYABLES - Trade payables by currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019
TRADE AND OTHER PAYABLES
Current trade payables	Rp 16,999	Rp 13,875
Rupiah
TRADE AND OTHER PAYABLES
Current trade payables	14,895	12,027
USD
TRADE AND OTHER PAYABLES
Current trade payables	2,012	1,801
Others
TRADE AND OTHER PAYABLES
Current trade payables	Rp 92	Rp 47